LONG-TERM DEBT -Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
Debt instrument, face amount	$ 2,012,500,000	$ 2,012,500,000
Proceeds from convertible debt		$ 2,002,437,000	$ 70,949,000
1.25% Convertible Senior Notes, Due December 2026
Debt Instrument, Redemption [Line Items]
Debt instrument, initial conversion price (in USD per share)	$ 54.78	$ 54.78
Debt instrument, convertible, threshold percentage of stock price (percent)	130.00%
Debt instrument, convertible, threshold trading days	20
1.25% Convertible Senior Notes, Due December 2026 | Convertible Debt
Debt Instrument, Redemption [Line Items]
Debt instrument, face amount	$ 2,012,500,000	$ 2,012,500,000
Interest rate	1.25%	1.25%
Debt instrument, issuance price percentage	1.25%	1.25%
Proceeds from convertible debt	$ 1,986,600,000
Debt instrument, redemption price, percentage of principal amount redeemed	100.00%	99.50%
Interest expense		$ 1,400,000
Amortization of debt issuance costs		200,000
Interest expense, debt, excluding amortization		$ 1,200,000
Debt instrument, effective interest rate	1.50%	1.50%
1.25% Convertible Senior Notes, Due December 2026 | Redemption Option One
Debt Instrument, Redemption [Line Items]
Debt instrument, convertible, threshold percentage of stock price (percent)	130.00%
Debt instrument, convertible, threshold trading days	20
Debt instrument, convertible, threshold consecutive trading days	30
1.25% Convertible Senior Notes, Due December 2026 | Redemption Option Two
Debt Instrument, Redemption [Line Items]
Debt instrument, convertible, threshold percentage of stock price (percent)	98.00%
Debt instrument, convertible, threshold consecutive trading days	10
Debt instrument, convertible, redemption period, number of consecutive business days	5	5